Shareholder Fees - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO	Mar. 30, 2024 USD ($)
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none